Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues:
Services	$ 4,860,789	¥ 33,748,455	¥ 21,685,341	¥ 11,712,256
Product	638,109	4,430,389	1,117,554	578
Total net revenues	5,498,898	38,178,844	22,802,895	11,712,834
Cost of revenues
Services	(1,815,192)	(12,602,876)	(8,345,541)	(3,258,481)
Product	(563,468)	(3,912,156)	(1,053,719)	(3,063)
Total Cost of revenues	(2,378,660)	(16,515,032)	(9,399,260)	(3,261,544)
Gross profit	3,120,238	21,663,812	13,403,635	8,451,290
Operating expenses:
Selling and marketing expenses	(645,516)	(4,481,815)	(2,958,229)	(1,894,998)
General and administrative expenses	(216,931)	(1,506,154)	(1,014,395)	(467,669)
Research and development expenses	(438,856)	(3,046,979)	(2,158,888)	(1,323,498)
Total operating expenses	(1,301,303)	(9,034,948)	(6,131,512)	(3,686,165)
Operating profit	1,818,935	12,628,864	7,272,123	4,765,125
Other income/(expenses):
Investment income, net	28,854	200,333	62,341	27,373
Interest income	78,060	541,969	596,930	601,502
Exchange (losses)/gains	21,102	146,510	133,776	(17,998)
Other, net	54,398	377,685	45,138	82,438
Income before tax	2,001,349	13,895,361	8,110,308	5,458,440
Income tax	(302,823)	(2,102,498)	(1,273,408)	(662,735)
Net income	1,698,526	11,792,863	6,836,900	4,795,705
Net income attributable to noncontrolling interests and mezzanine classified noncontrolling interests	(27,127)	(188,343)	(101,792)	(39,082)
Net income attributable to the NetEase, Inc.'s shareholders	1,671,399	11,604,520	6,735,108	4,756,623
Net income	1,698,526	11,792,863	6,836,900	4,795,705
Other comprehensive income
Unrealized gains/(losses) on available-for-sale securities, net of tax	(33,506)	(232,633)	27,452
Reclassification adjustment for losses on available-for-sale securities recorded in net income, nil of tax	38,407	266,660
Total other comprehensive income	4,901	34,027	27,452
Total comprehensive income	1,703,427	11,826,890	6,864,352	4,795,705
Comprehensive income attributable to noncontrolling interests and mezzanine classified noncontrolling interests	(27,127)	(188,343)	(101,792)	(39,082)
Comprehensive income attributable to the NetEase, Inc.'s shareholders	$ 1,676,300	¥ 11,638,547	¥ 6,762,560	¥ 4,756,623
Net income per share, basic (in CNY and dollars per share) | (per share)	$ 0.51	¥ 3.54	¥ 2.05	¥ 1.46
Net income per ADS, basic (in CNY and dollars per share) | (per share)	12.73	88.40	51.27	36.43
Net income per share, diluted (in CNY and dollars per share) | (per share)	0.51	3.51	2.04	1.45
Net income per ADS, diluted (in CNY and dollars per share) | (per share)	$ 12.63	¥ 87.72	¥ 50.94	¥ 36.29
Weighted average number of ordinary shares outstanding, basic (in shares)	3,281,729	3,281,729	3,284,382	3,264,450
Weighted average number of ADS outstanding, basic (in shares)	131,269	131,269	131,375	130,578
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,307,109	3,307,109	3,305,213	3,277,049
Weighted average number of ADS outstanding, diluted (in shares)	132,284	132,284	132,209	131,082